Commitments and Contingencies - Contingent Liabilities on Outstanding Guarantees (Detail) - Dec. 31, 2017 - Contingent liabilities on outstanding guarantees [member] ₩ in Millions	KRW (₩)	BRL (R$)	EUR (€)	AUD ($)	IDR (Rp)	INR (₨)	THB (฿)	CNY (¥)	USD ($)
USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	₩ 4,108,186								$ 3,834,409,355
KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	2,358,270
CNY [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	112,011							¥ 684,450,000
India, Rupees
Disclosure of contingent liabilities [line items]
Guarantee amount	34,063					₨ 2,037,278,075
Indonesia, Rupiahs
Disclosure of contingent liabilities [line items]
Guarantee amount	6,241				Rp 79,000,000,000
THB [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	180,268						฿ 5,501,000,000
EUR [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	47,332		€ 37,000,000
AUD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	21,097			$ 25,260,721
BRL [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	150,100	R$ 464,060,000
Top of range [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	5,018,081								4,683,667,474
Top of range [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	2,985,528
Top of range [member] | CNY [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	124,456							760,500,000
Top of range [member] | India, Rupees
Disclosure of contingent liabilities [line items]
Guarantee amount	122,892					7,350,000,000
Top of range [member] | Indonesia, Rupiahs
Disclosure of contingent liabilities [line items]
Guarantee amount	6,241				79,000,000,000
Top of range [member] | THB [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	180,268						5,501,000,000
Top of range [member] | EUR [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	58,846		46,000,000
Top of range [member] | AUD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	21,097			25,260,721
Top of range [member] | BRL [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	150,100	464,060,000
Posco [member] | POSCO Asia Co., Ltd. [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	53,570								50,000,000
Posco [member] | POSCO ASSAN TST STEEL INDUSTRY [member] | SMBC and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	141,291								131,874,750
Posco [member] | POSCO COATED STEEL (THAILAND) CO., LTD. [Member] | The Great&CO Co., Ltd(SPC) [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	180,268						5,501,000,000
Posco [member] | POSCO Maharashtra Steel Private Limited [member] | Export-Import Bank of Korea and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	347,045								323,918,500
Posco [member] | POSCO MEXICO S.A. DE C.V. [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	171,424								160,000,000
Posco [member] | POSCO SS-VINA Co., Ltd [Member] | Export-Import Bank of Korea and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	337,062								314,599,225
Posco [member] | POSCO VST Co., Ltd. [member] | ANZ and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	8,706								8,125,000
Posco [member] | POSCO-VIETNAM Co., Ltd. [Member] | Export-Import Bank of Korea [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	209,994								196,000,000
Posco [member] | PT. KRAKATAU POSCO [member] | Korean Development Bank and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	1,272,174								1,187,394,785
Posco [member] | Zhangjiagang Pohang Stainless Steel Co., Ltd. [member] | Export-Import Bank of Korea and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	112,011							684,450,000
Posco [member] | CSP - Compania Siderurgica do Pecem [member] | Export-Import Bank of Korea and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	449,990								420,000,000
Posco [member] | CSP - Compania Siderurgica do Pecem [member] | BNDES [Member]
Disclosure of contingent liabilities [line items]
Guarantee amount	150,100	464,060,000
Posco [member] | LLP POSUK Titanium [Member] | SMBC [Member]
Disclosure of contingent liabilities [line items]
Guarantee amount	16,071								15,000,000
Posco [member] | Nickel mining company SAS [member] | SMBC [Member]
Disclosure of contingent liabilities [line items]
Guarantee amount	47,332
Posco [member] | Top of range [member] | POSCO Asia Co., Ltd. [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	53,570								50,000,000
Posco [member] | Top of range [member] | POSCO ASSAN TST STEEL INDUSTRY [member] | SMBC and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	156,990								146,527,500
Posco [member] | Top of range [member] | POSCO COATED STEEL (THAILAND) CO., LTD. [Member] | The Great&CO Co., Ltd(SPC) [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	180,268						฿ 5,501,000,000
Posco [member] | Top of range [member] | POSCO Maharashtra Steel Private Limited [member] | Export-Import Bank of Korea and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	696,252								649,853,000
Posco [member] | Top of range [member] | POSCO MEXICO S.A. DE C.V. [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	171,424								160,000,000
Posco [member] | Top of range [member] | POSCO SS-VINA Co., Ltd [Member] | Export-Import Bank of Korea and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	379,652								354,351,050
Posco [member] | Top of range [member] | POSCO VST Co., Ltd. [member] | ANZ and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	69,641								65,000,000
Posco [member] | Top of range [member] | POSCO-VIETNAM Co., Ltd. [Member] | Export-Import Bank of Korea [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	209,994								196,000,000
Posco [member] | Top of range [member] | PT. KRAKATAU POSCO [member] | Korean Development Bank and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	1,446,711								1,350,300,000
Posco [member] | Top of range [member] | Zhangjiagang Pohang Stainless Steel Co., Ltd. [member] | Export-Import Bank of Korea and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	124,456							¥ 760,500,000
Posco [member] | Top of range [member] | CSP - Compania Siderurgica do Pecem [member] | Export-Import Bank of Korea and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	449,990								420,000,000
Posco [member] | Top of range [member] | CSP - Compania Siderurgica do Pecem [member] | BNDES [Member]
Disclosure of contingent liabilities [line items]
Guarantee amount	150,100	R$ 464,060,000
Posco [member] | Top of range [member] | LLP POSUK Titanium [Member] | SMBC [Member]
Disclosure of contingent liabilities [line items]
Guarantee amount	16,071								15,000,000
Posco [member] | Top of range [member] | Nickel mining company SAS [member] | SMBC [Member]
Disclosure of contingent liabilities [line items]
Guarantee amount	58,846		46,000,000
POSCO DAEWOO Corporation [member] | POSCO ASSAN TST STEEL INDUSTRY [member] | ING and others [Member]
Disclosure of contingent liabilities [line items]
Guarantee amount	15,699								14,652,750
POSCO DAEWOO Corporation [member] | Daewoo Global Development. Pte., Ltd [member] | Export-Import Bank of Korea [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	23,178								21,633,300
POSCO DAEWOO Corporation [member] | Daewoo Global Development. Pte., Ltd [member] | MIRAE ASSET DAEWOO CO.,LTD. [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	10,703
POSCO DAEWOO Corporation [member] | DAEWOO POWER PNG Ltd. [Member] | Export-Import Bank of Korea [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	58,284								54,400,000
POSCO DAEWOO Corporation [member] | Daewoo Textile LLC [Member] | Export-Import Bank of Korea [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	4,286								4,000,000
POSCO DAEWOO Corporation [member] | POSCO DAEWOO INDIA PVT., LTD. [Member] | Shinhan Bank and others [Member]
Disclosure of contingent liabilities [line items]
Guarantee amount	54,896								51,237,684
POSCO DAEWOO Corporation [member] | POSCO DAEWOO INDIA PVT., LTD. [Member] | SC bank and other [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	34,063					2,037,278,075
POSCO DAEWOO Corporation [member] | PT. Bio Inti Agrindo [member] | Export-Import Bank of Korea and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	129,505								120,875,000
POSCO DAEWOO Corporation [member] | Songdo Posco Family housing [member] | SAMSUNG SECURITIES CO.,LTD and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	49,500
POSCO DAEWOO Corporation [member] | GLOBAL KOMSCO Daewoo LLC [Member] | Industrial & Commercial Bank of China [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	8,812		€ 37,000,000						8,225,000
POSCO DAEWOO Corporation [member] | Ambatovy Project Investments Limited and others [member] | Export-Import Bank of Korea [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	30,348								28,325,258
POSCO DAEWOO Corporation [member] | Top of range [member] | POSCO ASSAN TST STEEL INDUSTRY [member] | ING and others [Member]
Disclosure of contingent liabilities [line items]
Guarantee amount	15,699								14,652,750
POSCO DAEWOO Corporation [member] | Top of range [member] | Daewoo Global Development. Pte., Ltd [member] | Export-Import Bank of Korea [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	23,178								21,633,300
POSCO DAEWOO Corporation [member] | Top of range [member] | Daewoo Global Development. Pte., Ltd [member] | MIRAE ASSET DAEWOO CO.,LTD. [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	29,137
POSCO DAEWOO Corporation [member] | Top of range [member] | DAEWOO POWER PNG Ltd. [Member] | Export-Import Bank of Korea [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	58,284								54,400,000
POSCO DAEWOO Corporation [member] | Top of range [member] | Daewoo Textile LLC [Member] | Export-Import Bank of Korea [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	4,286								4,000,000
POSCO DAEWOO Corporation [member] | Top of range [member] | POSCO DAEWOO INDIA PVT., LTD. [Member] | Shinhan Bank and others [Member]
Disclosure of contingent liabilities [line items]
Guarantee amount	173,995								162,400,000
POSCO DAEWOO Corporation [member] | Top of range [member] | POSCO DAEWOO INDIA PVT., LTD. [Member] | SC bank and other [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	122,892					7,350,000,000
POSCO DAEWOO Corporation [member] | Top of range [member] | PT. Bio Inti Agrindo [member] | Export-Import Bank of Korea and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	129,505								120,875,000
POSCO DAEWOO Corporation [member] | Top of range [member] | Songdo Posco Family housing [member] | SAMSUNG SECURITIES CO.,LTD and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	70,000					₨ 70,000
POSCO DAEWOO Corporation [member] | Top of range [member] | GLOBAL KOMSCO Daewoo LLC [Member] | Industrial & Commercial Bank of China [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	8,812								8,225,000
POSCO DAEWOO Corporation [member] | Top of range [member] | Ambatovy Project Investments Limited and others [member] | Export-Import Bank of Korea [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	93,504								87,272,727
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Daewoo Global Development. Pte., Ltd [member] | POSCO Asia Co., Ltd. And others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	63,307								59,088,100
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Songdo Posco Family housing [member] | SAMSUNG SECURITIES CO.,LTD and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	49,500
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | POSCO E&C Vietnam Co., Ltd. [member] | Export-Import Bank of Korea [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	32,142								30,000,000
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | HONG KONG POSCO E&C (CHINA) INVESTMENT Co., Ltd [Member] | Woori Bank and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	147,853								138,000,000
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | POSCO ENGINEERING & CONSTRUCTION DO BRAZIL LTDA. [member] | HSBC [Member]
Disclosure of contingent liabilities [line items]
Guarantee amount	107,140								100,000,000
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | POSCO ENGINEERING (THAILAND) CO., LTD. [member] | POSCO Asia Co., Ltd. [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	42,268								39,451,000
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | POSCO Engineering and Construction India Private Limited [member] | Woori Bank [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	2,250								2,100,000
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | PT PEN INDONESIA [Member] | POSCO Asia Co., Ltd. [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	5,357								5,000,000
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | PT. POSCO E&C INDONESIA [member] | BNP Indonesia [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	6,241				79,000,000,000
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | New Songdo International City Development, LLC [member] | Others [Member]
Disclosure of contingent liabilities [line items]
Guarantee amount	317,900
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | UITrans LRT Co., Ltd. [member] | Kookmin Bank and Other [Member]
Disclosure of contingent liabilities [line items]
Guarantee amount	20,740
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Chuncheon Energy Co., Ltd. [member] | Kookmin Bank and Other [Member]
Disclosure of contingent liabilities [line items]
Guarantee amount	10,993
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Ecocity Company Limited and Others [Member] | Others [Member]
Disclosure of contingent liabilities [line items]
Guarantee amount	446,098
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | AN KHANH NEW CITY DEVELOPMENT J.V. CO., LTD. [member] | POSCO Asia Co., Ltd. And others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	160,710								150,000,000
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | Daewoo Global Development. Pte., Ltd [member] | POSCO Asia Co., Ltd. And others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	73,626								68,719,200
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | Songdo Posco Family housing [member] | SAMSUNG SECURITIES CO.,LTD and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	70,000
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | POSCO E&C Vietnam Co., Ltd. [member] | Export-Import Bank of Korea [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	32,142								30,000,000
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | HONG KONG POSCO E&C (CHINA) INVESTMENT Co., Ltd [Member] | Woori Bank and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	147,853								138,000,000
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | POSCO ENGINEERING & CONSTRUCTION DO BRAZIL LTDA. [member] | HSBC [Member]
Disclosure of contingent liabilities [line items]
Guarantee amount	107,140								100,000,000
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | POSCO ENGINEERING (THAILAND) CO., LTD. [member] | POSCO Asia Co., Ltd. [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	42,268								39,451,000
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | POSCO Engineering and Construction India Private Limited [member] | Woori Bank [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	2,250								2,100,000
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | PT PEN INDONESIA [Member] | POSCO Asia Co., Ltd. [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	5,357								5,000,000
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | PT. POSCO E&C INDONESIA [member] | BNP Indonesia [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	6,241				Rp 79,000,000,000
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | New Songdo International City Development, LLC [member] | Others [Member]
Disclosure of contingent liabilities [line items]
Guarantee amount	340,000
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | UITrans LRT Co., Ltd. [member] | Kookmin Bank and Other [Member]
Disclosure of contingent liabilities [line items]
Guarantee amount	20,740
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | Chuncheon Energy Co., Ltd. [member] | Kookmin Bank and Other [Member]
Disclosure of contingent liabilities [line items]
Guarantee amount	11,600
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | Ecocity Company Limited and Others [Member] | Others [Member]
Disclosure of contingent liabilities [line items]
Guarantee amount	960,011
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | AN KHANH NEW CITY DEVELOPMENT J.V. CO., LTD. [member] | POSCO Asia Co., Ltd. And others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	160,710								150,000,000
POSCO ICT [member] | PT.POSCO ICT INDONESIA [Member] | POSCO Asia Co., Ltd. [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	1,607								1,500,000
POSCO ICT [member] | Incheon-Gimpo Expressway Co., Ltd. [member] | Korean Development Bank [Member]
Disclosure of contingent liabilities [line items]
Guarantee amount	100,000
POSCO ICT [member] | UITrans LRT Co., Ltd. [member] | Kookmin Bank [Member]
Disclosure of contingent liabilities [line items]
Guarantee amount	76,000
POSCO ICT [member] | SMS Energy and others [member] | Hana Bank and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	73,676
POSCO ICT [member] | Hyochun CO., LTD [member] | Daegu Bank and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	39,575
POSCO ICT [member] | BLT Enterprise and others [Member] | Kyobo Life Insurance Co., Ltd and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	1,163,585
POSCO ICT [member] | Top of range [member] | PT.POSCO ICT INDONESIA [Member] | POSCO Asia Co., Ltd. [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	1,607								1,500,000
POSCO ICT [member] | Top of range [member] | Incheon-Gimpo Expressway Co., Ltd. [member] | Korean Development Bank [Member]
Disclosure of contingent liabilities [line items]
Guarantee amount	100,000
POSCO ICT [member] | Top of range [member] | UITrans LRT Co., Ltd. [member] | Kookmin Bank [Member]
Disclosure of contingent liabilities [line items]
Guarantee amount	76,000
POSCO ICT [member] | Top of range [member] | SMS Energy and others [member] | Hana Bank and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	104,880
POSCO ICT [member] | Top of range [member] | Hyochun CO., LTD [member] | Daegu Bank and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	39,575
POSCO ICT [member] | Top of range [member] | BLT Enterprise and others [Member] | Kyobo Life Insurance Co., Ltd and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	1,163,585
POSCO M-TECH [Member] | PT.Krakatau Posco Chemtech Calcination [Member] | Hana Bank [Member]
Disclosure of contingent liabilities [line items]
Guarantee amount	22,184								20,705,882
POSCO M-TECH [Member] | KRAKATAU POS-CHEM DONG-SUH CHEMICAL [member] | Hana Bank [Member]
Disclosure of contingent liabilities [line items]
Guarantee amount	1,221								1,140,000
POSCO M-TECH [Member] | POS INFRA AUTO [member] | Korean Development Bank [Member]
Disclosure of contingent liabilities [line items]
Guarantee amount	836								780,000
POSCO M-TECH [Member] | Top of range [member] | PT.Krakatau Posco Chemtech Calcination [Member] | Hana Bank [Member]
Disclosure of contingent liabilities [line items]
Guarantee amount	35,999								33,600,000
POSCO M-TECH [Member] | Top of range [member] | KRAKATAU POS-CHEM DONG-SUH CHEMICAL [member] | Hana Bank [Member]
Disclosure of contingent liabilities [line items]
Guarantee amount	1,221								1,140,000
POSCO M-TECH [Member] | Top of range [member] | POS INFRA AUTO [member] | Korean Development Bank [Member]
Disclosure of contingent liabilities [line items]
Guarantee amount	836								780,000
POSCO COATED & COLOR STEEL Co., Ltd. [member] | Myanmar POSCO C&C Company, Limited [Member] | POSCO Asia Co., Ltd. And others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	14,985								13,986,947
POSCO COATED & COLOR STEEL Co., Ltd. [member] | Top of range [member] | Myanmar POSCO C&C Company, Limited [Member] | POSCO Asia Co., Ltd. And others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	14,985								13,986,947
POSCO ENERGY CO., LTD. [member] | POSCO ASSAN TST STEEL INDUSTRY [member] | SMBC [Member]
Disclosure of contingent liabilities [line items]
Guarantee amount	26,785								25,000,000
POSCO ENERGY CO., LTD. [member] | PT. Krakatau Posco Energy [Member] | Export-Import Bank of Korea and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	147,206								137,396,174
POSCO ENERGY CO., LTD. [member] | Top of range [member] | POSCO ASSAN TST STEEL INDUSTRY [member] | SMBC [Member]
Disclosure of contingent liabilities [line items]
Guarantee amount	26,785								25,000,000
POSCO ENERGY CO., LTD. [member] | Top of range [member] | PT. Krakatau Posco Energy [Member] | Export-Import Bank of Korea and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	207,744								$ 193,900,000
POSCO AUSTRALIA PTY LTD [member] | Department of Trade and Investment (NSW Government) [member] | Woori Bank and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	21,097			25,260,721
POSCO AUSTRALIA PTY LTD [member] | Top of range [member] | Department of Trade and Investment (NSW Government) [member] | Woori Bank and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	₩ 21,097			$ 25,260,721